Share capital and other reserves	12 Months Ended
Dec. 31, 2022
Share capital and other reserves
Share capital and other reserves

16Share capital and other reserves

Allotted, called up and fully paid shares

	December 31,		December 31,
	2022		2021
	No.	£	No.	£
Ordinary of $0.0001 each	214,211,021	15,952	209,135,382	15,804
	214,211,021	15,952	209,135,382	15,804

Ordinary shares have full voting rights, full dividend rights. The Company is authorized to issue 500,000,000 ordinary shares.

During the period 5,075,639 ordinary shares were issued at $0.0001 par value as shown below

	Shares issued	Proceeds received	Premium arising
	No.	£000	£000
Exercise of EMI Options	3,821,565	68	340
Equity Subscription line	1,103,863	7,733	7,734
Share based payment transaction	150,000	—	767
Exercise of public warrants	211	2	2
	5,075,639	7,803	8,843

This includes 3,821,565 shares were issued as a result of the exercise of EMI options, of which 645,571 relate to exercised EMI options and 3,175,994 remain held in deposit at custodian.

On August 5, 2022, we entered into the share purchase agreement with Nomura Securities International (“Nomura”), establishing an equity subscription line whereby the Company has the right to sell to Nomura up to $100 million in aggregate gross purchase price of our newly issued ordinary shares, par value $0.0001 per share.

During the year 1,103,863 shares were issued under the equity subscription line with Nomura generating proceeds of £7,734 thousand. The excess of proceeds over the par value of the shares issued is recognised within share premium.

Nature and purpose of other reserves

The share-based payments reserve is used to recognise the grant date fair value of options issued to employees but not exercised. The translation reserve arises as a result of the retranslation of overseas subsidiaries in consolidated financial statements. The warrant reserve is used to recognise the fair value of warrants issued in exchange for a fixed amount of cash or another financial asset for a fixed number of the Company’s ordinary shares (‘fixed-for-fixed condition’). The merger reserve is used to reflect any difference between the consideration and the book value of net assets acquired as part of a business combination.